Investor A C and Institutional [Member] Performance Management - Investor A, C and Institutional - BLACKROCK MULTI-ASSET INCOME PORTFOLIO	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index, the MSCI World Index, a customized weighted index comprised of the returns of the 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index and a customized weighted index comprised of 33.34% MSCI World High Dividend Yield Index / 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index / 33.33% Bloomberg U.S. Aggregate Bond Index (the “New Blended Benchmark”). Effective April 30, 2025, the Fund’s performance benchmarks against which the Fund measures its performance were amended to add the New Blended Benchmark as an additional benchmark of the Fund. Fund management believes that the New Blended Benchmark has certain characteristics that are helpful in evaluating the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index, the MSCI World Index, a customized weighted index comprised of the returns of the 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index and a customized weighted index comprised of 33.34% MSCI World High Dividend Yield Index / 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index / 33.33% Bloomberg U.S. Aggregate Bond Index (the “New Blended Benchmark”). Effective April 30, 2025, the Fund’s performance benchmarks against which the Fund measures its performance were amended to add the New Blended Benchmark as an additional benchmark of the Fund. Fund management believes that the New Blended Benchmark has certain characteristics that are helpful in evaluating the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Investor A Shares ANNUAL TOTAL RETURNS BlackRock Multi-Asset Income Portfolio As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 9.44% (quarter ended June 30, 2020) and the lowest return for a quarter was -11.75% (quarter ended March 31, 2020). The year-to-date return as of September 30, 2025 was 9.68%.

Performance Table Heading	For the periods ended 12/31/24Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.

Performance Table Does Reflect Sales Loads	However, the table includes all applicable fees and sales charges.
Performance Table Market Index Changed	The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index, the MSCI World Index, a customized weighted index comprised of the returns of the 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index and a customized weighted index comprised of 33.34% MSCI World High Dividend Yield Index / 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index / 33.33% Bloomberg U.S. Aggregate Bond Index (the “New Blended Benchmark”). Effective April 30, 2025, the Fund’s performance benchmarks against which the Fund measures its performance were amended to add the New Blended Benchmark as an additional benchmark of the Fund. Fund management believes that the New Blended Benchmark has certain characteristics that are helpful in evaluating the Fund.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C and Institutional Shares will vary.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Investor A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	9.68%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	9.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(11.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020